Principles of Consolidation	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Principles of Consolidation	The condensed consolidated financial statements include the accounts of SecureAlert and its subsidiaries. All significant inter-company transactions have been eliminated in consolidation.